Post-Employment and Other Long-Term Employees Benefits - Components of Net Periodic Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension benefits, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 37	$ 40	$ 34
Interest cost	28	31	33
Expected return on plan assets	(18)	(18)	(20)
Amortization of actuarial net loss (gain)	11	12	6
Amortization of prior service cost	5	5	1
Effect of settlement	1		(1)
Effect of curtailment
Net periodic benefit cost	64	70	53
Other Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	8	9	8
Interest cost	2	3	3
Expected return on plan assets
Amortization of actuarial net loss (gain)		2	(5)
Amortization of prior service cost
Effect of settlement
Effect of curtailment	(2)
Net periodic benefit cost	$ 8	$ 14	$ 6